CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 4,735	$ 1,628
Trade receivables (net of allowance for doubtful accounts of $214 and $227 at December 31, 2020 and December 31, 2019, respectively)	9,062	7,480
Inventories	3,704	3,735
Other accounts receivable and prepaid expenses	1,319	675
Total current assets	18,820	13,518
LONG-TERM ASSETS:
Severance pay fund	64	60
Restricted deposit	62
Operating lease right-of-use assets	8,948	2,490
Property and equipment, net	7,263	6,761
Total long-term assets	16,337	9,311
Total assets	35,157	22,829
CURRENT LIABILITIES:
Short-term credit and current maturities of long-term debt	676	2,120
Short-term loan from related party		3,472
Trade payables	4,452	4,673
Other accounts payable and accrued expenses	3,831	3,118
Short-term operating lease liabilities	742	1,383
Total current liabilities	9,701	14,766
LONG-TERM LIABILITIES:
Long-term debt, excluding current maturities	1,495	387
Accrued severance pay	338	268
Deferred tax liabilities	84	45
Long-term operating lease liabilities	8,272	1,094
Total long-term liabilities	10,189	1,794
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 3.0 par value - Authorized: 10,000,000 shares at December 31, 2020 and December 31, 2019; Issued and outstanding: 5,840,357 and 4,380,268 shares at December 31, 2020 and December 31, 2019, respectively	5,296	3,964
Additional paid-in capital	22,846	18,583
Foreign currency translation adjustments	3,153	2,479
Capital reserves	1,084	963
Accumulated deficit	(17,112)	(19,720)
Total shareholders' equity	15,267	6,269
Total liabilities and shareholders' equity	$ 35,157	$ 22,829